PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Property plant and equipment	$ 7,648,183	$ 7,174,693	$ 7,034,299
Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	13,697,720	12,692,962
Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(6,049,537)	(5,518,269)
Construction work in progress [member]
Statement [Line Items]
Property plant and equipment	1,128,431	1,030,730	597,351
Construction work in progress [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	1,128,431	1,030,730
Land [Member]
Statement [Line Items]
Property plant and equipment	971,061	972,143	1,008,310
Land [Member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	971,061	972,143
Buildings [member]
Statement [Line Items]
Property plant and equipment	2,247,996	2,062,887	2,135,201
Buildings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	4,268,590	3,959,186
Buildings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(2,020,594)	(1,896,299)
Plant and equipment [member]
Statement [Line Items]
Property plant and equipment	3,139,761	2,921,462	3,112,755
Plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	7,004,549	6,388,843
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(3,864,788)	(3,467,381)
Information technology equipment [member]
Statement [Line Items]
Property plant and equipment	20,906	23,292	22,665
Information technology equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	91,585	86,558
Information technology equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(70,679)	(63,266)
Fixtures and fittings [member]
Statement [Line Items]
Property plant and equipment	13,421	15,906	12,297
Fixtures and fittings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	45,703	44,694
Fixtures and fittings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(32,282)	(28,788)
Motor vehicles [member]
Statement [Line Items]
Property plant and equipment	14,922	14,916	15,959
Motor vehicles [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	56,771	53,507
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(41,849)	(38,591)
Other property, plant and equipment [member]
Statement [Line Items]
Property plant and equipment	111,685	133,357	$ 129,761
Other property, plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	131,030	157,301
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	$ (19,345)	$ (23,944)